share-based compensation	6 Months Ended
Jun. 30, 2026
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Included in Employee benefits expense in the Consolidated statements of income and other comprehensive income, and in Cash provided by operating activities in the Consolidated statements of cash flows, are the share-based compensation amounts set out in the accompanying table.

Periods ended June 30 (millions)		2026			2025
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$52	$—	$52	$42	$(5)	$37
Employee share purchase plan	(c)	2	(2)	—	5	(5)	—
		$54	$(2)	$52	$47	$(10)	$37
SIX-MONTH
Restricted share units	(b)	$83	$—	$83	$83	$(5)	$78
Employee share purchase plan	(c)	3	(3)	—	13	(13)	—
Share option awards	(d)	—	—	—	1	—	1
		$86	$(3)	$83	$97	$(18)	$79

1

Within employee benefits expense (see Note 8) for the three-month and six-month periods ended June 30, 2026, restricted share units expense of $16 (2025 – $NIL) and $18 (2025 – $NIL), respectively, is included in restructuring costs (see Note 16) of the TELUS technology solutions segment and the balance is presented as share-based compensation.

(b)	Restricted share units

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of: our total customer connections performance condition (with a weighting of 33-1/3%; 2024 and prior awards, 25%); our free cash flow* performance condition (with a weighting of 33-1/3%; 2024 and prior awards, NIL%); and the total shareholder return on TELUS Corporation Common Shares relative to international peer groups of telecommunications companies (with a weighting of 33-1/3%; 2024 and prior awards, 75%). The grant-date fair values of the notional subsets of our restricted share units affected by the total customer connections performance condition and the free cash flow performance condition equal the fair market value of the corresponding TELUS Corporation Common Shares at the grant date; we include these notional subsets in the presentation of our restricted share units with only service conditions. For the notional subset of restricted share units affected by the relative total shareholder return performance condition, we estimate fair value using a Monte Carlo simulation due to their variable payout. Restricted share units granted in 2026 and 2025 are accounted for as equity-settled, based on their expected settlement method when granted.

*	Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures disclosed by other issuers (see Note 3).

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
As at	2026	2025
Restricted share units without market performance conditions
Restricted share units with service conditions only	18,985,982	12,212,381
Notional subset affected by non-market performance conditions	2,607,868	1,148,939
	21,593,850	13,361,320
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	2,166,643	1,330,323
Number of non-vested restricted share units	23,760,493	14,691,643

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

	Number of restricted
	share units [1]		Weighted
			average grant-
	Non-vested	Vested	date fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2026
Non-vested	14,205,590	—	$21.48
Vested	—	52,480	$23.58
Granted
Initial award	8,518,223	—	$17.91
In lieu of dividends	325,622	1,229	$17.92
Vested	(967,416)	967,416	$20.44
Settled
In equity	—	(966,424)	$20.63
In cash	—	(1,737)	$22.62
Forfeited	(488,169)	—	$20.97
Outstanding, June 30, 2026
Non-vested	21,593,850	—	$18.48
Vested	—	52,964	$23.52
SIX-MONTH PERIOD
Outstanding, January 1, 2026
Non-vested	13,361,320	—	$21.88
Vested	—	53,519	$23.69
Granted
Initial award	9,498,320	—	$17.96
In lieu of dividends	639,597	2,460	$17.80
Vested	(1,039,080)	1,039,080	$20.57
Settled
In equity	—	(1,026,557)	$20.74
In cash	—	(15,538)	$22.62
Forfeited	(866,307)	—	$21.21
Outstanding, June 30, 2026
Non-vested	21,593,850	—	$18.48
Vested	—	52,964	$23.52

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.
(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, dividends declared thereon during the three-month and six-month period ended June 30, 2026, of $14 million (2025 - $14 million) and $29 million (2025 - $28 million), respectively, were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

TELUS Corporation share option awards

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed, generally, seven years from the date of grant.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Periods ended June 30, 2026	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	3,716,234	$20.71	2,087,608	$22.48
Granted	—	$—	1,000,000	$18.48
Forfeited and other	(155,946)	$21.04	472,680	$20.35
Outstanding, end of period	3,560,288	$20.70	3,560,288	$20.70
Exercisable, end of period	—	—	1,989,235	$21.85

1	The weighted average remaining contractual life is 3.8 years.

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at time of grant, calculated using the Black-Scholes model (a close-form option pricing model) are as follows:

Periods ended June 30, 2026	Three months	Six months
Share option award fair value (per share option)	—	$0.85
Risk-free interest rate	—	2.9%
Expected lives [1] (years)	—	4.9
Expected volatility	—	18.9%
Dividend yield	—	9.1%

1	The maximum contractual term of the share option awards granted in 2026 was 10 years.